Segment reporting (Tables)	12 Months Ended
Dec. 31, 2017
Table Text Block
Schedule Of Segment Reporting Information By Segment Text Block
December 31, 2017
		Banco Popular	Banco Popular	Intersegment
(In thousands)		de Puerto Rico	North America	Eliminations
Net interest income		$1,279,844	$280,946	$(217)
Provision for loan losses		253,032	77,944	-
Non-interest income		364,164	20,430	(572)
Amortization of intangibles		8,713	665	-
Depreciation expense		39,162	8,553	-
Other operating expenses		957,924	170,042	(551)
Income tax expense		72,741	191,749	(93)
Net income		$312,436	$(147,577)	$(145)
Segment assets		$34,843,668	$9,168,256	$(16,992)

December 31, 2017
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,560,573	$(58,609)	$-	$1,501,964
Provision for loan losses	330,976	403	(5,955)	325,424
Non-interest income	384,022	37,949	(2,804)	419,167
Amortization of intangibles	9,378	-	-	9,378
Depreciation expense	47,715	649	-	48,364
Other operating expenses	1,127,415	74,731	(2,692)	1,199,454
Income tax expense (benefit)	264,397	(35,835)	2,268	230,830
Net income (loss)	$164,714	$(60,608)	$3,575	$107,681
Segment assets	$43,994,932	$5,046,153	$(4,763,748)	$44,277,337

December 31, 2016
		Banco Popular	Banco Popular	Intersegment
(In thousands)		de Puerto Rico	North America	Eliminations
Net interest income		$1,224,771	$258,416	$(474)
Provision for loan losses		154,785	15,266	-
Non-interest income		243,368	21,651	(119)
Amortization of intangibles		11,479	665	-
Goodwill impairment charge		3,801	-	-
Depreciation expense		39,505	6,715	-
Other operating expenses		952,894	174,585	(779)
Income tax expense		75,615	36,712	92
Net income		$230,060	$46,124	$94
Segment assets		$29,841,854	$8,629,439	$(31,397)

December 31, 2016
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,482,713	$(60,658)	$-	$1,422,055
Provision (reversal) for loan losses	170,051	(35)	-	170,016
Non-interest income	264,900	35,705	(2,669)	297,936
Amortization of intangibles	12,144	-	-	12,144
Goodwill impairment charge	3,801	-	-	3,801
Depreciation expense	46,220	654	-	46,874
Other operating expenses	1,126,700	68,694	(2,578)	1,192,816
Income tax expense (benefit)	112,419	(33,617)	(18)	78,784
Net income (loss)	$276,278	$(60,649)	$(73)	$215,556
Segment assets	$38,439,896	$4,982,113	$(4,760,400)	$38,661,609

December 31, 2015
		Banco Popular	Banco Popular	Intersegment
(In thousands)		de Puerto Rico	North America	Eliminations
Net interest income		$1,231,585	$239,379	$-
Provision for loan losses		240,817	626	-
Non-interest income		464,786	22,667	125
Amortization of intangibles		10,465	554	-
Depreciation expense		40,440	6,272	-
Other operating expenses		970,201	188,102	-
Income tax expense (benefit)		116,058	(580,738)	-
Net income		$318,390	$647,230	$125
Segment assets		$27,907,350	$7,780,002	$(129,038)

December 31, 2015
	Reportable
(In thousands)	Segments	Corporate	Eliminations	Total Popular, Inc.
Net interest income (expense)	$1,470,964	$(61,981)	$-	$1,408,983
Provision for loan losses	241,443	35	-	241,478
Non-interest income	487,578	34,486	(2,523)	519,541
Amortization of intangibles	11,019	-	-	11,019
Depreciation expense	46,712	762	-	47,474
Other operating expenses	1,158,303	74,212	(2,787)	1,229,728
Income tax benefit	(464,680)	(30,595)	103	(495,172)
Net income (loss)	$965,745	$(71,909)	$161	$893,997
Segment assets	$35,558,314	$4,945,704	$(4,742,285)	$35,761,733

December 31, 2017
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$518,404	$753,922	$7,499	$19	$1,279,844
Provision for loan losses	8,911	244,121	-	-	253,032
Non-interest income	79,630	194,741	90,222	(429)	364,164
Amortization of intangibles	211	4,274	4,228	-	8,713
Depreciation expense	17,338	21,120	704	-	39,162
Other operating expenses	239,369	656,998	62,030	(473)	957,924
Income tax expense	93,378	(31,404)	10,767	-	72,741
Net income	$238,827	$53,554	$19,992	$63	$312,436
Segment assets	$21,735,909	$20,180,173	$520,717	$(7,593,131)	$34,843,668

December 31, 2016
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$472,948	$742,854	$6,172	$2,797	$1,224,771
Provision for loan losses	12,884	141,901	-	-	154,785
Non-interest income	(91,411)	232,113	103,005	(339)	243,368
Amortization of intangibles	145	7,042	4,292	-	11,479
Goodwill impairment charge	-	-	3,801	-	3,801
Depreciation expense	16,956	21,684	865	-	39,505
Other operating expenses	251,375	631,234	70,624	(339)	952,894
Income tax expense	41,639	24,068	9,908	-	75,615
Net income	$58,538	$149,038	$19,687	$2,797	$230,060
Segment assets	$15,263,278	$17,592,743	$406,429	$(3,420,596)	$29,841,854

December 31, 2015
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$457,119	$760,157	$7,793	$6,516	$1,231,585
Provision for loan losses	101,840	138,977	-	-	240,817
Non-interest income	113,697	248,024	103,464	(399)	464,786
Amortization of intangibles	7	7,330	3,128	-	10,465
Depreciation expense	16,984	22,385	1,071	-	40,440
Other operating expenses	281,995	617,973	70,632	(399)	970,201
Income tax expense	48,793	55,429	11,836	-	116,058
Net income	$121,197	$166,087	$24,590	$6,516	$318,390
Segment assets	$12,169,349	$15,662,115	$392,658	$(316,772)	$27,907,350

Schedule Of Revenues And Selected Balance Sheet Information By Geographic Area Table [TextBlock]
Geographic Information

(In thousands)	2017	2016	2015
Revenues:[1]
Puerto Rico	$1,527,758	$1,361,663	$1,598,066
United States	318,093	283,349	255,714
Other	75,280	74,979	74,744
Total consolidated revenues	$1,921,131	$1,719,991	$1,928,524

Selected Balance Sheet Information
(In thousands)	2017	2016	2015
Puerto Rico
Total assets	$33,705,624	$28,813,289	$26,764,689
Loans	17,591,078	16,880,868	17,477,070
Deposits	27,575,292	23,185,551	20,893,232
United States
Total assets	$9,648,865	$8,928,475	$7,858,712
Loans	6,608,056	5,799,562	4,873,504
Deposits	6,635,153	6,266,473	5,288,886
Other
Total assets	$922,848	$919,845	$1,138,332
Loans	743,329	755,017	778,656
Deposits [1]	1,243,063	1,044,200	1,027,605
[1] Represents deposits from BPPR operations located in the U.S. and British Virgin Islands.